BUSINESS COMBINATION (Tables)	12 Months Ended
Mar. 31, 2011
Assets Acquired and Liabilities Assumed, TA Triumph-Adler AG Acquisition

The related assets and liabilities were recorded based upon their estimated fair values at the date of acquisition with the excess being allocated to goodwill as shown in the following table.

January 21, 2009
(Yen in millions)
Current assets	¥27,543
Intangible assets	17,335
Other non-current assets	23,337

Total assets	68,215

Current liabilities	25,501
Non-current liabilities	41,004

Total liabilities	66,505

Noncontrolling interests	3

Total identified assets, liabilities and noncontrolling interests	1,707

Purchase price	8,234
Investments in TA before the consolidation as a subsidiary	4,198

Goodwill	¥10,725

Schedule of Finite Lived Intangible Assets Acquired, TA Triumph-Adler AG Acquisition

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

	March 31,
	2010		2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥9,653	¥1,253	¥9,112	¥2,034
Others	402	249	379	379

Total	¥10,055	¥1,502	¥9,491	¥2,413

Schedule of Indefinite Lived Intangible Assets Acquired, TA Triumph-Adler AG Acquisition

	March 31,
	2010	2011
	Gross Carrying Amount	Gross Carrying Amount
	(Yen in millions)
Intangible assets not subject to amortization:
Trademark	¥6,880	¥6,495

Total	¥6,880	¥6,495

Expected Annual Amortization Expense Related To Acquired Intangible Asset , TA Triumph-Adler AG Acquisition

The estimated aggregate amortization expenses for intangible assets that Kyocera recorded due to this acquisition for the next five years are as follows:

Years ending March 31,	(Yen in millions)
2012	¥904
2013	904
2014	904
2015	904
2016	904

Assets Acquired and Liabilities Assumed, SANYO Electric Co., Ltd. Acquisition

The related assets and liabilities were recorded based upon their estimated fair values at the date of acquisition with the excess being allocated to goodwill as shown in the following table.

Current liabilities in the following table include an amount of payables as of the purchase date that were not individually stated within the purchase agreement which were collectively assumed from SANYO. As such these payables have been included in the allocation of purchase price.

April 1, 2008
(Yen in millions)
Cash and deposits	¥11,037
Accounts receivable	17,617
Inventory	12,731
Other current assets	7,564

Total current assets	48,949

Property, plant and equipment	16,601
Intangible assets	13,783
Other non-current assets	1,493

Total non-current assets	31,877

Total assets	80,826

Accounts payable	41,877
Other current liabilities	6,176

Total current liabilities	48,053

Non-current liabilities	3,538

Total liabilities	51,591

Total identified assets and liabilities	29,235

Purchase price	47,691

Goodwill	¥18,456

Schedule of Finite Lived Intangible Assets Acquired, SANYO Electric Co., Ltd. Acquisition

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

	March 31,
	2010		2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥8,796	¥3,518	¥8,796	¥5,277
Trademark	2,224	890	1,291	775
Patent	1,620	405	1,620	608

Total	¥12,640	¥4,813	¥11,707	¥6,660

Expected Annual Amortization Expense Related To Acquired Intangible Asset , SANYO Electric Co., Ltd Acquisition

The estimated aggregate amortization expenses for intangible assets that Kyocera recorded due to this acquisition for the next five years are as follows:

Years ending March 31,	(Yen in millions)
2012	¥2,219
2013	2,219
2014	203
2015	203
2016	203

Schedule of Business Acquisitions, by Acquisition

Kyocera Mita America, Inc., a subsidiary of Kyocera Mita, acquired all operations and related assets, or all of the capital stock of the following five sales companies of information equipment for the purpose of expanding its sales channels in the United States of America.

Name	Date of acquisition
Internetworking Innovations, Inc.	May 30, 2008
Velocity Imaging Products, Inc.	July 1, 2008
Duplitron Massachusetts, Inc.	October 1, 2008
Duplitron New Jersey, Inc.	October 1, 2008
One Stop Business Centers, Inc.	December 30, 2008